PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2022	2021
Cost:
Land and buildings	$17,130	$18,031
Machinery and equipment	75,518	63,875
Motor vehicles	302	302
Office furniture and equipment	2,362	1,906
Internal use software	2,610	2,123
	97,922	86,237

Less: Accumulated depreciation	54,499	55,775
Depreciated cost	$43,423	$30,462